Financial Risk Management - Schedule of Impact of Foreign Currency Risk (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
USD/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Impact on post-tax loss	[1]	$ 389,932	$ 234,216
Impact on other components of equity	[1]
EUR/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Impact on post-tax loss	[1]	3,073	8,385
Impact on other components of equity	[1]
GBP/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Impact on post-tax loss	[1]	11,133	8,232
Impact on other components of equity	[1]

[1]	Holding all other variables constant